COMMITMENTS AND LEASES - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Assets	$ 161.3	$ 138.1
Operating Lease, Assets (Balance Sheet Location)	us-gaap:OtherAssetsNoncurrent
Finance Lease, Assets	$ 38.2	36.1
Finance Lease, Assets (Balance Sheet Location)	us-gaap:PropertyPlantAndEquipmentNet
Total leased assets	$ 199.5	174.2
Operating Lease, Current Liabilities	$ 44.3	41.4
Operating Lease, Current Liabilities (Balance Sheet Location)	us-gaap:OtherAccruedLiabilitiesCurrent
Finance Lease, Current Liabilities	$ 5.6	4.5
Finance Lease, Current Liabilities (Balance Sheet Location)	us-gaap:DebtCurrent
Operating Lease, Non-current Liabilities	$ 116.0	98.9
Operating Lease, Non-current Liabilities (Balance Sheet Location)	avy:LongTermRetirementBenefitsAndOtherLiabilities
Finance Lease, Non-current Liabilities	$ 22.9	24.0
Finance Lease, Non-current Liabilities (Balance Sheet Location)	us-gaap:LongTermDebtAndCapitalLeaseObligations
Total lease liabilities	$ 188.8	168.8
Accumulated amortization, finance lease assets	$ 8.3	$ 5.7